Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
ServiceAgreementsFreseniusSE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	$ 48,000	$ 47,000
Purchases of Goods and Services	5,275,000	6,323,000
Accounts Receivables	107,000		$ 422,000
Accounts Payables	2,461,000		3,185,000
Service Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	831,000	2,034,000
Purchases of Goods and Services	20,410,000	18,204,000
Accounts Receivables	608,000		2,104,000
Accounts Payables	4,354,000		4,079,000
Service Agreements Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	4,905,000	2,793,000
Purchases of Goods and Services	0	0
Accounts Receivables	5,349,000		10,180,000
Accounts Payables	0		0
Service Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	5,784,000	4,874,000
Purchases of Goods and Services	25,685,000	24,527,000
Accounts Receivables	6,064,000		12,706,000
Accounts Payables	6,815,000		7,264,000
Lease Agreements Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	2,537,000	2,393,000
Accounts Receivables	0		0
Accounts Payables	0		0
Lease Agreements Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	3,750,000	3,694,000
Accounts Receivables	0		0
Accounts Payables	0		0
Lease Agreements Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	6,287,000	6,087,000
Accounts Receivables	0		0
Accounts Payables	0		0
Products Fresenius SE [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	2,000	2,000
Purchases of Goods and Services	0	0
Accounts Receivables	0		0
Accounts Payables	0		0
Products Fresenius SE Affiliates [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	6,048,000	6,720,000
Purchases of Goods and Services	10,911,000	9,309,000
Accounts Receivables	7,390,000		8,774,000
Accounts Payables	2,763,000		3,768,000
Products Equity Method Investees [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	0	0
Purchases of Goods and Services	110,595,000	5,822,000
Accounts Receivables	0		0
Accounts Payables	84,253,000		8,253,000
Products Total [Member]
Related Party Transactions 1 [Line Items]
Sales of Goods and Services	6,050,000	6,722,000
Purchases of Goods and Services	121,506,000	$ 15,131,000
Accounts Receivables	7,390,000		8,774,000
Accounts Payables	$ 87,016,000		$ 12,021,000